Cash	12 Months Ended
Dec. 31, 2023
Cash [Abstract]
Cash

3. Cash

Cash consist of cash on hand, cash in banks, which are unrestricted as to withdrawal or use, and have insignificant risk of changes in value. Cash is denominated in the following currencies:

	2023	2022
	In thousands of USD
RMB	$22,125	$22,597
HKD	2	1
USD	3,729	1
Total	$25,856	$22,599